COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25. COMMITMENTS AND CONTINGENCIES

(a)  Commitments

As of
December 31, 2024
RMB
(in thousands)
Operating leases commitments(i)	945,994
Capital commitments (ii)	272,019
Purchase of services	2,634
Total	1,220,647

Amounts
RMB
(in thousands)
2025	378,922
2026	369,087
2027	267,199
2028	96,923
Thereafter	108,516
Total	1,220,647
(i)	Operating leases commitments represent the Group’s obligations for leasing premises.
(ii)	Capital commitments primarily relate to commitment on construction of office buildings.

25. COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)  Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business.

On December 30, 2021, the Company and certain of its current officers and directors were named as defendants in a putative securities class action filed in federal court, captioned Chin v. KE Holdings Inc. et al., No. 1:21-cv-11196 (U.S. District Court for the Southern District of New York). On February 26, 2024, the Court granted in part and denied in part defendants’ motion to dismiss, and plaintiffs were granted leave to replead to address the complaint’s deficiencies identified by the Court. On March 18, 2024, plaintiff filed its Second Amended Complaint with all Exchange Act claims removed. On April 10, 2024, the Court ordered motion-to-dismiss briefing for the Second Amended Complaint to be completed in June 2024. On May 13, 2024, plaintiff filed its Third Amended Complaint, which removes all Exchange Act claims and asserts claims under Sections 11, 12 (a) (2) and 15 of the Securities Act regarding the disclosed total number of stores and agents on the Company’s platform as of September 30, 2020 in the November 19, 2020 follow-on offering documents. On June 17, 2024, the Company filed its answer. On October 24, 2024, plaintiff voluntarily dismissed the officer and director defendants. The Company has accrued for the potential damages in connection with this case as of December 31, 2024.

Except for the above, management does not believe that the ultimate outcome of the unresolved matters, individually and in the aggregate, are likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigations are subject to inherent uncertainties and the Group’s view of these matters may change in the future.